Related party transactions - Summary Of Movement Of Allowance For Credit Losses On Amounts Due From Related Parties (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Schedule Of Due From Related Parties Allowance For Credit Losses [Line Items]
Begining balance	¥ 0
Additions	890,700
Charge-offs	(34,684)
Ending balance	¥ 856,016